FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 35,286	$ 83,391	$ 103,303
Other investments	5,135	10,035	11,200
Loan receivable	3,324
Accounts payable and accrued liabilites	46,146
Loans payable	8,519	$ 14,510	$ 10,494
Financial assets at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Other investments	5,135
Accounts and other receivables	6,608
Loan receivable	0
Total financial assets	11,743
Financial assets at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	35,286
Other investments	0
Accounts and other receivables	1,602
Loan receivable	3,324
Total financial assets	40,212
Financial liabilities at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilites	2,091
Loans payable	0
Total financial liabilities	2,091
Financial liabilities at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilites	44,055
Loans payable	8,519
Total financial liabilities	52,574
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	35,286
Other investments	5,135
Accounts and other receivables	8,210
Loan receivable	3,324
Total financial assets	51,955
Accounts payable and accrued liabilites	46,146
Loans payable	8,519
Total financial liabilities	54,665
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	35,286
Other investments	5,135
Accounts and other receivables	8,210
Loan receivable	3,324
Total financial assets	51,955
Accounts payable and accrued liabilites	46,146
Loans payable	8,519
Total financial liabilities	$ 54,665